Share Capital and Capital reserve (Tables)	9 Months Ended
Sep. 30, 2021
Share Capital, Reserves and Other Equity Interest [Abstract]
Schedule of Share Capital and Capital Reserve

	Shares		September 30, 2021	December 31, 2020
	September 30, 2021	December 31, 2020	€m	€m
Authorized Share Capital issued and fully paid:
Ordinary Shares with nil nominal value	176,649,255	172,180,897	1,679.6	1,636.9
Founder Preferred Shares with nil nominal value	1,500,000	1,500,000	10.6	10.6
Total share capital and capital reserve			1,690.2	1,647.5
Listing and share transaction costs			—	(27.0)
Total net share capital and capital reserve			1,690.2	1,620.5